SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Retirement plan costs	$ 106,240	$ 70,267	$ 157,899	$ 72,827	$ 41,949
Selling, general and administrative expense	41,217,901	$ 4,226,640	7,319,454	666,286	490,636
Government grants				178,124	$ 48,000
Deposit liabilities	500,000		500,000
Cash and bank balances at central banks	10,534,848		17,135,719	3,817,083
Other assets	800,000		500,000
Trade and other receivables	$ 16,832,423		17,082,085	$ 826,687
Ms Seto [member]
IfrsStatementLineItems [Line Items]
Selling, general and administrative expense			$ 50,000